Income Tax Expense_Income Tax Expense(Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2018 KRW (₩)		Dec. 31, 2018 USD ($)		Dec. 31, 2017 KRW (₩)	Dec. 31, 2016 KRW (₩)
Tax payable
Current tax expense		₩ 1,096,600				₩ 700,597	₩ 607,175
Adjustments recognized in the period for current tax of prior years		22,925				(39,445)	27,217
Sub-total		1,119,525				661,152	634,392
Changes in deferred income tax assets (liabilities)	[1]	114,345				212,195	(201,012)
Income tax recognized directly in equity
Remeasurements of net defined benefit liabilities		52,377				(7,240)	(4,093)
Exchange difference in foreign operation		(13,087)				25,674	(11,338)
Change in value of available-for-sale financial assets		0				(84,781)	20,754
Change in value of held-to-maturity financial assets		0				(3,789)	(1,186)
Gains (losses) on financial assets at fair value througn other comprehensive income		(33,329)				0	0
Shares of other comprehensive income of associates and joint ventures		1,374				20,975	116
Cash flow hedges		400				(4,368)	(1,423)
Hedges of a net investment in a foreign operation		10,292				(8,186)	2,265
Other comprehensive income for assets held for sale		0				(21,498)	0
Other comprehensive income for separate accounts		(10,864)				4,829	0
Fair value changes on financial liabilities designated at fair value due to own credit risk		(563)				0	0
Net gains(losses) on overlay adjustment		(884)				0	0
Sub-total		5,716				(78,384)	5,095
Others		0				0	0
Tax expense		₩ 1,239,586	[2]	$ 1,113,885	[2]	₩ 794,963	₩ 438,475
Description of amended tax rate by taxable income		The corporate tax rate was changed due to the amendment of corporate tax law in 2017. Accordingly, the expected rate has been applied for the deferred tax assets and liabilities that are expected to be utilized in periods after 2018. Amended income tax rate for KRW 200 million and below is 11%, for KRW 200 million to KRW 20 billion is 22%, for KRW 20 billion to KRW 300 billion is 24.2% and for over KRW 300 billion is 27.5%		The corporate tax rate was changed due to the amendment of corporate tax law in 2017. Accordingly, the expected rate has been applied for the deferred tax assets and liabilities that are expected to be utilized in periods after 2018. Amended income tax rate for KRW 200 million and below is 11%, for KRW 200 million to KRW 20 billion is 22%, for KRW 20 billion to KRW 300 billion is 24.2% and for over KRW 300 billion is 27.5%		The corporate tax rate was changed due to the amendment of corporate tax law in 2017. Accordingly, the expected rate has been applied for the deferred tax assets and liabilities that are expected to be utilized in periods after 2018. Amended income tax rate for KRW 200 million and below is 11%, for KRW 200 million to KRW 20 billion is 22%, for KRW 20 billion to KRW 300 billion is 24.2% and for over KRW 300 billion is 27.5%	The corporate tax rate was changed due to the amendment of corporate tax law in 2017. Accordingly, the expected rate has been applied for the deferred tax assets and liabilities that are expected to be utilized in periods after 2018. Amended income tax rate for KRW 200 million and below is 11%, for KRW 200 million to KRW 20 billion is 22%, for KRW 20 billion to KRW 300 billion is 24.2% and for over KRW 300 billion is 27.5%

[1]	The corporate tax rate was changed due to the amendment of corporate tax law in 2017. Accordingly, the expected rate has been applied for the deferred tax assets and liabilities that are expected to be utilized in periods after 2018. Amended income tax rate for KRW 200 million and below is 11%, for KRW 200 million to KRW 20 billion is 22%, for KRW 20 billion to KRW 300 billion is 24.2% and for over KRW 300 billion is 27.5%.
[2]	The consolidated statement of comprehensive income for the year ended December 31, 2018 is prepared in accordance with IFRS 9 and IFRS 15, and the comparatives for the year ended December 31, 2017 has not been restated.